Earning per unit and cash distributions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 23, 2018	Jun. 03, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution			$ 398	$ 285	$ 1,193	$ 856
Minimum Quarterly Distribution To Common And Subordinated Per Unit					$ 0.3375
Common Unit, Outstanding			20,037,198		20,037,198
Limited Liability Company (LLC) Preferred Unit, Outstanding			5,956,226		5,956,226
Common Unit, Issued			20,037,198		20,037,198
Limited Liability Company (LLC) Preferred Unit, Issued			5,956,226		5,956,226
Subordinated unit Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights					100.00%
Incentive Distribution Right Target Distribution			$ 343	246	$ 1,029	737
Minimum Quarterly Distribution To Common And Subordinated Per Unit					$ 0.3375
General Partners' Capital Account, Units Outstanding			13,156,060		13,156,060
General Partners' Capital Account, Units Issued			13,156,060		13,156,060
Phantom Units [Member] | Chief Executive Officer Chief Financial Officer [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	14,584	21,500
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit					$ 0.421875
Distribution Percentage To All Unit Holders					85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights					15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit					$ 0.50625
Distribution Percentage To All Unit Holders					75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights					25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders					50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights					50.00%
After Target Distribution [Member] | Subordinated unit Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights					100.00%
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit					$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights					100.00%
Common Unit, Outstanding			17,935,760		17,935,760
Common units public [Member] | Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights					100.00%
Parent [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution			$ 55	$ 40	$ 164	$ 119
General Partners' Capital Account, Units Outstanding			2,101,438		2,101,438